Basis of presentation - Summary of Change in Presentation of the Warrants Resulted in the Following Impact to the Consolidated Statement of Loss (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Impact On The Income Statement Due To Change In The Fair Value Of Warrants [Line Items]
Change in fair value of warrant liabilities	€ 17,775
Financial result	(142,126)	526		2,054
Loss before taxes	(211,841)	(32,487)	[1]	(32,355)
Taxes on income	0	0		0
Net loss	(211,841)	(32,487)		(32,355)
Attributable to:
Equity holders of the parent	(211,284)	(31,571)		(31,444)
Non-controlling interest	(557)	(916)		(911)
Net loss	€ (211,841)	€ (32,487)		€ (32,355)
Net loss per share—basic and diluted	€ (4.40)	€ (0.95)		€ (0.95)
Weighted average shares outstanding—basic and diluted	48,001,228	33,093,838		33,093,838
As previously reported
Disclosure Of Impact On The Income Statement Due To Change In The Fair Value Of Warrants [Line Items]
Financial result	€ (159,900)
Loss before taxes	(229,616)
Taxes on income	0
Net loss	(229,616)
Attributable to:
Equity holders of the parent	(229,059)
Non-controlling interest	(557)
Net loss	€ (229,616)
Net loss per share—basic and diluted	€ (4.77)
Weighted average shares outstanding—basic and diluted	48,001,228
Adjustment
Disclosure Of Impact On The Income Statement Due To Change In The Fair Value Of Warrants [Line Items]
Change in fair value of warrant liabilities	€ 17,775
Financial result	17,775
Loss before taxes	17,775
Taxes on income	0
Net loss	17,775
Attributable to:
Equity holders of the parent	17,775
Net loss	€ 17,775
Net loss per share—basic and diluted	€ 0.37

[1]	See Note 2 for details regarding the revision as a result of a correction in classification of Other financial assets